Shareholder Fees - FidelityAdvisorValueStrategiesFund-RetailPRO	Jan. 29, 2025 USD ($)
FidelityAdvisorValueStrategiesFund-RetailPRO | Fidelity Advisor Value Strategies Fund
Shareholder Fees:
(fees paid directly from your investment)	none